Related Parties - Additional Information (Detail) (USD $)	1 Months Ended						1 Months Ended	12 Months Ended
	Dec. 01, 2010	Sep. 30, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2010 Safe Harbor I, LLC	Dec. 31, 2010 GDBA Investments LLP	Sep. 29, 2010 BOCO Investments, LLC	Dec. 31, 2011 BOCO Investments, LLC	Dec. 31, 2010 BOCO Investments, LLC
Related Party Transaction [Line Items]
Promissory note due to related parties	$ 425,000				$ 25,000
Promissory note, interest rate	0.46%	0.46%					0.46%
Accrued interest due to related parties						593			3,155
Line of credit, maximum capacity								2,000,000
Interest rate on line of credit								8.00%
Borrowings under line of credit								$ 0	$ 0
Noncontrolling Ownership Interest in Partnership			10.00%	10.00%